Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.8%
		Argentina: 2.1%
500,000	(1)	Arcor SAIC, 6.000%, 07/06/2023	$ 492,880	0.4
1,000,000	(1)	Arcos Dorados Holdings, Inc., 5.875%, 04/04/2027	1,054,385	1.0
1,100,000	(1)	YPF SA, 8.500%, 06/27/2029	807,400	0.7
			2,354,665	2.1

		Brazil: 11.5%
900,000	(1)	Banco BTG Pactual SA/Cayman Islands, 4.500%, 01/10/2025	963,009	0.9
750,000	(1)	Banco do Brasil SA/Cayman, 4.625%, 01/15/2025	817,275	0.7
600,000	(1)	Banco Safra SA/Cayman Islands, 4.125%, 02/08/2023	624,006	0.6
500,000	(1)	Banco Votorantim SA, 4.500%, 09/24/2024	529,375	0.5
550,000		Braskem Finance Ltd., 6.450%, 02/03/2024	602,943	0.5
200,000		Braskem Netherlands Finance BV, 4.500%, 01/10/2028	210,790	0.2
550,000	(1)	Braskem Netherlands Finance BV, 4.500%, 01/31/2030	565,812	0.5
1,040,000	(1)	Centrais Eletricas Brasileiras SA, 4.625%, 02/04/2030	1,105,010	1.0
250,000		Fibria Overseas Finance Ltd., 5.500%, 01/17/2027	285,002	0.2
500,000	(1)	Itau Unibanco Holding SA/Cayman Island, 3.250%, 01/24/2025	524,950	0.5
1,125,000	(1),(2)	Itau Unibanco Holding SA/Cayman Island, 4.625%, 12/31/2199	1,105,324	1.0
400,000		Itau Unibanco Holding SA/Cayman Island, 5.500%, 08/06/2022	422,604	0.4
700,000	(1),(3)	Klabin Finance SA, 4.875%, 09/19/2027	782,128	0.7
300,000	(1),(3)	Minerva Luxembourg SA, 5.875%, 01/19/2028	324,078	0.3
500,000	(1)	Minerva Luxembourg SA, 6.500%, 09/20/2026	525,630	0.5
700,000		Petrobras Global Finance BV, 5.600%, 01/03/2031	805,560	0.7
250,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	291,813	0.3
750,000		Petrobras Global Finance BV, 7.375%, 01/17/2027	929,460	0.8
750,000	(1)	St Marys Cement, Inc. Canada, 5.750%, 01/28/2027	874,695	0.8
300,000	(1)	Suzano Austria GmbH, 7.000%, 03/16/2047	400,653	0.4
			12,690,117	11.5

		Chile: 5.2%
675,000		Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	746,590	0.7
600,000	(1)	Celulosa Arauco y Constitucion SA, 4.200%, 01/29/2030	680,250	0.6
200,000		Celulosa Arauco y Constitucion SA, 5.500%, 11/02/2047	240,359	0.2
675,000	(1)	Colbun SA, 3.950%, 10/11/2027	760,563	0.7
825,000	(1)	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.375%, 12/30/2030	858,000	0.8
500,000		Inversiones CMPC SA, 4.750%, 09/15/2024	554,533	0.5
750,000	(1),(3)	Falabella SA, 3.750%, 10/30/2027	810,079	0.7
1,000,000	(1)	VTR Comunicaciones SpA, 5.125%, 01/15/2028	1,066,600	1.0
			5,716,974	5.2

		China: 4.5%
1,500,000		Bank of China Ltd., 5.000%, 11/13/2024	1,685,316	1.5
350,000		China Evergrande Group, 8.750%, 06/28/2025	290,512	0.3
1,000,000		CNAC HK Finbridge Co. Ltd., 4.875%, 03/14/2025	1,069,687	1.0
500,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	545,078	0.5
300,000		CNOOC Finance 2015 USA LLC, 3.500%, 05/05/2025	323,758	0.3
950,000	(1)	Tencent Holdings Ltd., 3.595%, 01/19/2028	1,048,676	0.9
			4,963,027	4.5

		Colombia: 5.6%
500,000		Banco Bilbao Vizcaya Argentaria Colombia SA, 4.875%, 04/21/2025	542,630	0.5
350,000		Banco de Bogota SA, 4.375%, 08/03/2027	386,754	0.3
750,000	(2)	Bancolombia SA, 4.625%, 12/18/2029	789,382	0.7
250,000		Ecopetrol SA, 5.875%, 05/28/2045	303,062	0.3
700,000		Ecopetrol SA, 6.875%, 04/29/2030	904,750	0.8
600,000	(1)	Millicom International Cellular SA, 4.500%, 04/27/2031	648,750	0.6

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Colombia: (continued)
500,000	(1)	Millicom International Cellular SA, 5.125%, 01/15/2028	$ 533,250	0.5
900,000	(1)	Oleoducto Central SA, 4.000%, 07/14/2027	977,859	0.9
500,000	(1)	Promigas SA ESP / Gases del Pacifico SAC, 3.750%, 10/16/2029	533,755	0.5
500,000	(1)	Transportadora de Gas Internacional SA ESP, 5.550%, 11/01/2028	591,255	0.5
			6,211,447	5.6

		Ghana: 0.4%
400,000		Tullow Oil PLC, 6.250%, 04/15/2022	320,000	0.3
200,000		Tullow Oil PLC, 7.000%, 03/01/2025	134,000	0.1
			454,000	0.4

		India: 5.2%
700,000	(1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	760,647	0.7
1,000,000	(1)	Bharti Airtel International Netherlands BV, 5.350%, 05/20/2024	1,105,340	1.0
500,000	(1)	Bharti Airtel Ltd., 4.375%, 06/10/2025	544,487	0.5
500,000		ICICI Bank Ltd./Dubai, 3.250%, 09/09/2022	512,500	0.5
1,425,000	(1)	Reliance Industries Ltd., 3.667%, 11/30/2027	1,593,968	1.4
700,000	(1),(3)	Vedanta Resources Finance II PLC, 13.875%, 01/21/2024	740,863	0.7
600,000		Vedanta Resources Ltd., 7.125%, 05/31/2023	493,800	0.4
			5,751,605	5.2

		Indonesia: 3.1%
1,100,000	(1)	Medco Bell Pte Ltd, 6.375%, 01/30/2027	1,128,050	1.0
800,000	(1)	Pertamina Persero PT, 3.100%, 01/21/2030	860,814	0.8
550,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	609,708	0.5
750,000	(1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	831,420	0.8
			3,429,992	3.1

		Israel: 4.2%
900,000		Altice Financing SA, 7.500%, 05/15/2026	950,895	0.9
800,000	(1),(2)	Bank Leumi Le-Israel BM, 3.275%, 01/29/2031	822,250	0.7
500,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	578,750	0.5
500,000		Israel Electric Corp. Ltd., 6.875%, 06/21/2023	568,705	0.5
500,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/2023	495,920	0.5
1,250,000		Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,203,919	1.1
			4,620,439	4.2

		Jamaica: 0.3%
288,000	(1)	Digicel Holdings Bermuda Ltd / Digicel International Finance Ltd, 8.750%, 05/25/2024	303,480	0.3

		Kazakhstan: 2.7%
1,325,000	(1)	KazMunayGas National Co. JSC, 3.500%, 04/14/2033	1,450,753	1.3
500,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	581,287	0.6
850,000	(1)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	901,828	0.8
			2,933,868	2.7

		Kuwait: 2.6%
1,000,000		Equate Petrochemical BV, 4.250%, 11/03/2026	1,112,813	1.0
300,000	(1)	MEGlobal Canada ULC, 5.875%, 05/18/2030	375,000	0.3
1,400,000	(1),(2)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	1,435,000	1.3
			2,922,813	2.6

		Macau: 1.4%
1,500,000	(1)	Melco Resorts Finance Ltd., 5.750%, 07/21/2028	1,600,125	1.4

		Malaysia: 0.4%
450,000		Petronas Capital Ltd., 3.500%, 03/18/2025	499,075	0.4

		Mexico: 8.1%
950,000	(1)	Alpek SAB de CV, 4.250%, 09/18/2029	1,042,886	0.9
500,000	(1),(2)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	565,625	0.5
800,000	(1)	BBVA Bancomer SA/Texas, 1.875%, 09/18/2025	809,000	0.7
500,000	(1)	Cemex SAB de CV, 7.750%, 04/16/2026	527,875	0.5
850,000	(1)	Cemex SAB de CV, 5.200%, 09/17/2030	933,087	0.8
500,000	(1)	Cemex SAB de CV, 7.375%, 06/05/2027	569,625	0.5
500,000	(1),(2)	Grupo Bimbo SAB de CV, 5.950%, 12/31/2199	538,505	0.5
500,000	(1)	Industrias Penoles SAB de CV, 4.750%, 08/06/2050	580,527	0.5

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Mexico: (continued)
680,000	(1)	Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	$ 754,501	0.7
625,000	(1)	Sigma Finance Netherlands BV, 4.875%, 03/27/2028	730,788	0.7
50,000		Southern Copper Corp., 5.250%, 11/08/2042	67,029	0.1
600,000		Southern Copper Corp., 5.875%, 04/23/2045	866,911	0.8
125,000		Southern Copper Corp., 6.750%, 04/16/2040	188,154	0.2
825,000	(1)	Total Play Telecomunicaciones SA de CV, 7.500%, 11/12/2025	825,000	0.7
			8,999,513	8.1

		Morocco: 1.8%
500,000	(1)	OCP SA, 4.500%, 10/22/2025	545,874	0.5
750,000		OCP SA, 5.625%, 04/25/2024	831,538	0.7
500,000		OCP SA, 6.875%, 04/25/2044	656,600	0.6
			2,034,012	1.8

		Oman: 0.6%
220,000		Oztel Holdings SPC Ltd., 5.625%, 10/24/2023	233,781	0.2
350,000		Oztel Holdings SPC Ltd., 6.625%, 04/24/2028	376,978	0.4
			610,759	0.6

		Panama: 3.0%
825,000	(1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	893,599	0.8
715,000	(1)	Banco Nacional de Panama, 2.500%, 08/11/2030	716,787	0.6
1,000,000		C&W Senior Financing DAC, 6.875%, 09/15/2027	1,081,370	1.0
600,000	(1),(3)	ENA Master Trust, 4.000%, 05/19/2048	647,250	0.6
			3,339,006	3.0

		Peru: 4.4%
1,050,000	(1),(2)	Banco de Credito del Peru, 3.125%, 07/01/2030	1,076,260	1.0
500,000	(1)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	530,255	0.5
725,000	(1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	735,875	0.7
775,000	(1)	Credicorp Ltd., 2.750%, 06/17/2025	807,162	0.7
550,000		Inkia Energy Ltd., 5.875%, 11/09/2027	596,921	0.5
300,000		Inretail Pharma SA, 5.375%, 05/02/2023	312,344	0.3
200,000		Kallpa Generacion SA, 4.125%, 08/16/2027	215,800	0.2
500,000	(1)	Kallpa Generacion SA, 4.125%, 08/16/2027	539,500	0.5
			4,814,117	4.4

		Poland: 0.7%
785,000	(1)	CANPACK SA / Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025	789,906	0.7

		Russia: 8.5%
1,000,000	(1),(2)	Alfa Bank AO Via Alfa Bond Issuance PLC, 5.950%, 04/15/2030	1,039,650	0.9
750,000	(1)	Evraz PLC, 5.250%, 04/02/2024	823,069	0.7
400,000		Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023	447,620	0.4
800,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	907,999	0.8
800,000		Gazprom PJSC Via Gaz Finance PLC, 4.599%, 12/31/2199	834,400	0.8
775,000	(1)	Lukoil Securities BV, 3.875%, 05/06/2030	839,426	0.8
250,000	(1)	Novolipetsk Steel via Steel Funding DAC, 4.000%, 09/21/2024	268,601	0.2
250,000		Novolipetsk Steel via Steel Funding DAC, 4.500%, 06/15/2023	268,219	0.2
500,000		Sberbank of Russia Via SB Capital SA, 5.250%, 05/23/2023	535,648	0.5
550,000	(1)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	576,297	0.5
250,000	(1)	Sibur Securities DAC, 2.950%, 07/08/2025	258,762	0.2
500,000	(1),(2)	Sovcombank Via SovCom Capital DAC, 7.750%, 12/31/2199	513,000	0.5
1,000,000	(1)	VEON Holdings BV, 4.000%, 04/09/2025	1,060,175	1.0
1,000,000		VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/2022	1,072,576	1.0
			9,445,442	8.5

		Saudi Arabia: 2.4%
1,850,000	(1)	Saudi Arabian Oil Co., 2.250%, 11/24/2030	1,885,295	1.7
600,000		Saudi Electricity Global Sukuk Co. 2, 5.060%, 04/08/2043	765,500	0.7
			2,650,795	2.4

		Singapore: 1.6%
900,000		Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/2024	987,119	0.9

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Singapore: (continued)
800,000	(1),(2)	Oversea-Chinese Banking Corp. Ltd., 1.832%, 09/10/2030	$ 813,309	0.7
			1,800,428	1.6

		South Africa: 2.2%
1,000,000		AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022	1,053,500	0.9
400,000		AngloGold Ashanti Holdings PLC, 6.500%, 04/15/2040	503,493	0.5
775,000	(1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	859,363	0.8
			2,416,356	2.2

		South Korea: 3.3%
900,000	(1)	Kookmin Bank, 2.500%, 11/04/2030	917,419	0.8
550,000	(1),(2)	Kookmin Bank, 4.350%, 12/31/2199	581,188	0.5
1,925,000	(1)	Woori Bank Co. Ltd., 4.750%, 04/30/2024	2,146,107	2.0
			3,644,714	3.3

		Thailand: 2.6%
775,000	(1)	Bangkok Bank PCL/Hong Kong, 4.450%, 09/19/2028	899,246	0.8
800,000	(1),(2)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	838,440	0.8
1,000,000	(1)	PTTEP Treasury Center Co. Ltd., 3.903%, 12/06/2059	1,109,530	1.0
			2,847,216	2.6

		Turkey: 3.6%
775,000	(1)	Akbank T.A.S., 6.800%, 02/06/2026	822,662	0.7
550,000	(1)	Turk Telekomunikasyon AS, 6.875%, 02/28/2025	608,658	0.6
550,000		Turkiye Is Bankasi AS, 6.125%, 04/25/2024	563,379	0.5
700,000	(1)	Turkiye Sise ve Cam Fabrikalari AS, 6.950%, 03/14/2026	780,500	0.7
500,000	(1)	Turkiye Vakiflar Bankasi TAO, 5.250%, 02/05/2025	493,845	0.4
700,000	(1)	Turkiye Vakiflar Bankasi TAO, 6.500%, 01/08/2026	719,354	0.7
			3,988,398	3.6

		Ukraine: 0.7%
750,000	(1)	MHP Lux SA, 6.250%, 09/19/2029	772,500	0.7

		United Arab Emirates: 2.4%
1,000,000	(1)	Abu Dhabi National Energy Co. PJSC, 4.375%, 06/22/2026	1,159,170	1.0
700,000		DP World Ltd., 6.850%, 07/02/2037	962,500	0.9
500,000		MAF Global Securities Ltd., 4.750%, 05/07/2024	546,250	0.5
			2,667,920	2.4

		Zambia: 0.7%
750,000	(1)	First Quantum Minerals Ltd., 7.250%, 04/01/2023	774,150	0.7

	Total Corporate Bonds/Notes
	(Cost $98,348,775)		106,046,859	95.8

SOVEREIGN BONDS: 1.3%
		Egypt: 0.4%
400,000	(1)	Egypt Government International Bond, 7.600%, 03/01/2029	461,008	0.4

		Ghana: 0.5%
550,000	(1)	Ghana Government International Bond, 6.375%, 02/11/2027	572,926	0.5

		Nigeria: 0.4%
400,000		Nigeria Government International Bond, 6.500%, 11/28/2027	432,010	0.4

	Total Sovereign Bonds
	(Cost $1,350,000)		1,465,944	1.3

	Total Long-Term Investments
	(Cost $99,698,775)		107,512,803	97.1

SHORT-TERM INVESTMENTS: 4.0%
		Repurchase Agreements: 2.4%
1,000,000	(4)	Citigroup, Inc., Repurchase Agreement dated 12/31/20, 0.07%, due 01/04/21 (Repurchase Amount $1,000,008, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.000%, Market Value plus accrued interest $1,020,000, due 09/15/21-01/01/51)	1,000,000	0.9

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
616,931	(4) Daiwa Capital Markets, Repurchase Agreement dated 12/31/20, 0.07%, due 01/04/21 (Repurchase Amount $616,936, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $629,270, due 01/26/21-01/01/51)	$ 616,931	0.6
1,000,000	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 12/31/20, 0.08%, due 01/04/21 (Repurchase Amount $1,000,009, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 01/05/21-12/20/50)	1,000,000	0.9

	Total Repurchase Agreements
	(Cost $2,616,931)	2,616,931	2.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
1,760,003	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $1,760,003)	1,760,003	1.6

	Total Short-Term Investments
	(Cost $4,376,934)	4,376,934	4.0

	Total Investments in Securities (Cost $104,075,709)	$ 111,889,737	101.1
	Liabilities in Excess of Other Assets	(1,261,946)	(1.1)
	Net Assets	$ 110,627,791	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of December 31, 2020.
(3)	Security, or a portion of the security, is on loan.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of December 31, 2020.

Sector Diversification	Percentage of Net Assets
Financial	27.3%
Energy	18.3
Basic Materials	17.7
Communications	9.4
Utilities	8.3
Consumer, Non-cyclical	6.4
Industrial	4.6
Consumer, Cyclical	3.8
Sovereign Bonds	1.3
Short-Term Investments	4.0
Liabilities in Excess of Other Assets	(1.1)
Net Assets	100.0%

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2020
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$106,046,859	$–	$106,046,859
Sovereign Bonds	–	1,465,944	–	1,465,944
Short-Term Investments	1,760,003	2,616,931	–	4,376,934
Total Investments, at fair value	$1,760,003	$110,129,734	$–	$111,889,737
Other Financial Instruments+
Futures	50,339	–	–	50,339
Total Assets	$1,810,342	$110,129,734	$–	$111,940,076
Liabilities Table
Other Financial Instruments+
Futures	$(27,703)	$–	$–	$(27,703)
Total Liabilities	$(27,703)	$–	$–	$(27,703)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2020, the following futures contracts were outstanding for Voya Emerging Markets Corporate Debt Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	51	03/31/21	$11,269,805	$10,712
U.S. Treasury 5-Year Note	31	03/31/21	3,911,086	8,683
U.S. Treasury Ultra Long Bond	9	03/22/21	1,922,062	(21,306)
			$17,102,953	$(1,911)
Short Contracts:
U.S. Treasury 10-Year Note	(59)	03/22/21	(8,146,610)	(6,397)
U.S. Treasury Long Bond	(2)	03/22/21	(346,375)	2,855
U.S. Treasury Ultra 10-Year Note	(46)	03/22/21	(7,192,531)	28,089
			$(15,685,516)	$24,547

At December 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Cost for federal income tax purposes was $103,872,710.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 8,462,354
Gross Unrealized Depreciation	(422,691)

Net Unrealized Appreciation	$ 8,039,663